Average Annual Total Returns - Victory Strategic Allocation Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes.) 5 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years	60% MSCI All Country World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	60% MSCI All Country World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	60% MSCI All Country World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	9.28%	7.28%	7.28%	8.84%	6.44%	6.38%	5.62%	5.51%	5.65%	9.92%	6.97%	6.75%	12.05%	8.03%	7.86%	11.47%	7.48%	7.22%	16.26%	12.26%	9.13%	7.51%	4.44%	3.84%	13.49%	9.37%	7.25%